Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 27, 2015
Document Effective Date	Mar. 27, 2015
Prospectus Date	Mar. 24, 2015
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Class C Shares
Risk/Return:
Trading Symbol	MDECX